STOCK-BASED COMPENSATION PLANS Schedule of restricted stock unit activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) CAD / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) CAD / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) CAD / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2012 CAD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $		$ 3,171		$ 3,369		$ 3,641
Aggregate Intrinsic Value
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 4 months 20 days		2 years 4 months 24 days		2 years 5 months 30 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars) | $		$ 6,838		$ 7,209		$ 8,058
Number of RSUs
Outstanding at the beginning of the period (in shares)	1,161,765		1,442,115		1,224,995
Granted (in shares)	230,689		342,225		843,592
Vested (in shares)	(590,720)		(617,755)		(573,613)
Forfeited (in shares)	(23,501)		(4,820)		(52,859)
Outstanding at the end of the period (in shares)	778,233		1,161,765		1,442,115		1,224,995
Outstanding - vested and not settled (in shares)		99,552
Outstanding - unvested (in shares)		678,681
Outstanding at the end of the period (in shares)	1,161,765	778,233	1,442,115	1,161,765	1,224,995	1,442,115	1,224,995	1,224,995
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share) | (per share)	$ 12.54	$ 14.56	$ 9.98	$ 10.59	$ 8.68	$ 8.71
Granted (in dollars per share) | (per share)	30.33	42.16	18.66	21.67	11.38	12.09
Vested (in dollars per share) | (per share)	10.21	14.20	9.16	10.64	8.98	9.54
Forfeited (in dollars per share) | (per share)	21.60	30.02	11.40	13.24	9.17	9.74
Outstanding at the end of the period (in dollars per share) | (per share)	$ 18.04	$ 25.08	$ 12.54	$ 14.56	$ 9.98	$ 10.59	$ 8.68	CAD 8.71
Weighted Average Remaining Contractual Life In years
Outstanding at the beginning of the period	1 year 9 months 6 days		1 year 7 months 25 days		1 year 9 months 3 days		1 year 10 months 30 days
Outstanding at the end of the period	1 year 9 months 6 days		1 year 7 months 25 days		1 year 9 months 3 days		1 year 10 months 30 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars) | $	$ 55,118		$ 34,867		$ 9,746
Vested (in dollars) | $	19,494		12,364		6,456
Outstanding at the end of the period (in dollars) | $	$ 12,219		$ 55,118		$ 34,867		$ 9,746
Weighted average period for recognition of unrecognized stock-based compensation cost	1 year 3 months 26 days		1 year 1 month 6 days		1 year 9 months 20 days